Note 15 - Fair Value Measurement (Details) - Changes in Level 3 Liabilities Measured at Fair Value on Recurring Basis - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accrued and Other Long-term Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 129,598	$ 177,927
Issuances		122,630
Total realized and unrealized gains or losses	(41,265)	(50,809)
Transfers out of level 3 upon exercise or conversion	(88,333)	(221,768)
Balance	0	129,598
Common Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	129,598	177,927
Issuances		122,630
Total realized and unrealized gains or losses	(41,265)	(50,809)
Transfers out of level 3 upon exercise or conversion	(88,333)	(221,768)
Balance	$ 0	$ 129,598